Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31, 2024	December 31, 2023

Accounts receivable
Trade notes receivable - domestic operations	411,373	271,039
Trade notes receivable - foreign operations	703,603	541,154
	1,114,976	812,193

Allowance for expected losses - doubtful accounts	(9,042)	(5,185)
	1,105,934	807,008

Current	1,099,964	803,523
Non-current	5,970	3,485
	1,105,934	807,008